Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000146393 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)
Average Annual Return, Percent		3.84%	3.19%	2.94%
C000146392 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Class C/ROBCX)
Average Annual Return, Percent	[1]	1.79%	2.15%	1.92%
C000146391 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Class A/ROBAX)
Average Annual Return, Percent	[2],[3]	(0.24%)	2.12%	2.08%
C000164392 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Class A/RBNAX)
Average Annual Return, Percent	[4],[5]	2.60%	6.60%	5.60%
C000164393 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Class C/RBNCX)
Average Annual Return, Percent	[6]	5.40%	6.71%	5.42%
C000164394 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Institutional Class/RBNNX)
Average Annual Return, Percent		7.56%	7.80%	6.49%
Without Sales Load [Member] | C000146392 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Class C/ROBCX) - excluding sales load
Average Annual Return, Percent		2.78%	2.15%	1.92%
Without Sales Load [Member] | C000146391 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Class A/ROBAX) - excluding sales load
Average Annual Return, Percent		3.61%	2.91%	2.69%
Without Sales Load [Member] | C000164392 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Class A/RBNAX) - excluding sales load
Average Annual Return, Percent		7.18%	7.53%	6.23%
Without Sales Load [Member] | C000164393 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Class C/RBNCX) - excluding sales load
Average Annual Return, Percent		6.40%	6.71%	5.42%
Bloomberg U S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent		4.25%	0.80%	2.34%
Bloomberg Global Aggregate Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Credit Index
Average Annual Return, Percent		10.46%	(0.47%)	2.67%
Bloomberg Short Intermediate 1 10 Year Muni Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short-Intermediate 1-10 Year Muni Bond Index
Average Annual Return, Percent		5.01%	1.22%	1.98%

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
[3]	Maximum sales charge (load) of 3.75% of offering price.
[4]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[5]	Maximum sales charge (load) of 4.25% of offering price.
[6]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.